Shareholders' Equity (Summary Of Employee Share Option Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Directors Stock Option Plan [Member]
Number of options
Outstanding at the beginning of the year	1,131,885
Granted	510,002
Exercised	(125,001)
Expired and forfeited	(226,669)
Outstanding at the end of the year	1,290,217	1,131,885
Options vested and expected to vest at the end of the year	1,289,683
Exercisable options at the end of the year	553,716
Weighted average exercise price
Outstanding at the beginning of the year	$ 3.35
Granted	$ 2.74
Exercised	$ 1.98
Expired and forfeited	$ 4
Outstanding at the end of the year	$ 3.12	$ 3.35
Options vested and expected to vest at the end of the year	$ 3.12
Exercisable options at the end of the year	$ 3.39
Weighted average fair value of options granted during the year	$ 0.90
Outstanding, Weighted average remaining contractual term	4 years 22 days	3 years 4 months 24 days
Vested and expected to vest at end of year, Weighted average remaining contractual term	4 years 22 days
Exercisable, Weighted average remaining contractual term	2 years 4 months 13 days
Aggregate intrinsic value
Outstanding at the beginning of the year	$ 198
Outstanding at the end of the year	250	198
Options vested and expected to vest at the end of the year	250
Exercisable options at the end of the year	59
Employee Stock Options [Member]
Number of options
Outstanding at the beginning of the year	3,991,468
Granted	1,810,000
Exercised	(518,394)
Expired and forfeited	(1,306,804)
Outstanding at the end of the year	3,976,270	3,991,468
Options vested and expected to vest at the end of the year	3,748,094
Exercisable options at the end of the year	1,130,732
Weighted average exercise price
Outstanding at the beginning of the year	$ 3.03
Granted	$ 3.01
Exercised	$ 1.90
Expired and forfeited	$ 3.59
Outstanding at the end of the year	$ 2.99	$ 3.03
Options vested and expected to vest at the end of the year	$ 3
Exercisable options at the end of the year	$ 3.09
Weighted average fair value of options granted during the year	$ 1.11
Outstanding, Weighted average remaining contractual term	4 years 7 months 17 days	4 years 2 months 16 days
Vested and expected to vest at end of year, Weighted average remaining contractual term	4 years 7 months 6 days
Exercisable, Weighted average remaining contractual term	3 years 8 months 9 days
Aggregate intrinsic value
Outstanding at the beginning of the year	1,525
Outstanding at the end of the year	823	1,525
Options vested and expected to vest at the end of the year	775
Exercisable options at the end of the year	$ 263